CAPITAL STOCK - Shares authorised and issued (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Schedule of shares issued
Balance at beginning (in shares)	22,999,841	18,271,711
Balance at beginning	$ 70,428,555	$ 17,256,668
Shares issued for LIFE Offering (Stated Value net of warrant allocation) (in shares)	4,380,000
Shares issued for LIFE Offering (Stated Value net of warrant allocation)	$ 12,091,000
Equity issuance costs	$ (3,212,059)
Shares issued for acquisitions (in shares)	920,549	1,283,849
Shares issued for acquisitions	$ 4,811,779	$ 22,330,215
Conversions of Notes into common shares (in shares)	290,094	1,147,806
Conversions of Notes into common shares	$ 1,259,276	$ 13,247,405
Exercise of options (in shares)		1,698,476
Exercise of options		$ 3,120,672
Exercise of warrants (in shares)		452,333
Exercise of warrants		$ 11,219,562
Exercise of RSUs (in shares)		124,103
Exercise of RSUs		$ 2,882,142
Interest paid with common shares (in shares)		21,563
Interest paid with common shares		$ 371,891
Balance at end (in shares)	28,590,484	22,999,841
Balance at end	$ 85,378,551	$ 70,428,555